Benefit Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Pension Benefits
Benefit payments expected to be paid over the next ten years
2016	$ 14,801
2017	14,933
2018	14,632
2019	14,753
2020	14,522
2021 to 2025	67,686
Other Benefits
Benefit payments expected to be paid over the next ten years
2016	1,143
2017	1,216
2018	1,327
2019	1,363
2020	1,424
2021 to 2025	$ 8,040